Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/24	$130	$153,984
Series B, 5.00%, 09/01/24	300	355,347
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	25	29,035
Series A, 5.00%, 05/01/24	75	87,847
Series B, 5.00%, 01/01/24	100	115,808
Auburn University RB, Series B, 5.00%, 06/01/24	35	41,111
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	15	17,725
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	20	23,381
State of Alabama GO
Series A, 5.00%, 08/01/24	135	159,397
Series A, 5.00%, 11/01/24	70	83,339
Series C, 5.00%, 08/01/24	50	59,036
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	110	129,152

		1,255,162

Alaska — 0.1%
State of Alaska GO, Series B, 5.00%, 08/01/24	155	183,086

Arizona — 3.3%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	50	58,452
Arizona State University RB
Series B, 5.00%, 07/01/24	45	52,963
Series C, 5.00%, 07/01/24	10	11,770
Arizona Transportation Board RB, 5.00%, 07/01/24	580	682,358
Arizona Water Infrastructure Finance Authority RB, 5.00%, 10/01/24	245	290,881
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	265,158
City of Phoenix AZ GO
4.00%, 07/01/24	510	578,248
5.00%, 07/01/24	125	147,237
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	270	317,776
Series A, 5.00%, 07/01/24	360	423,430
Series B, 5.00%, 07/01/24	130	153,003
Series D, 5.00%, 07/01/24	75	88,093
City of Scottsdale AZ GOL, 4.00%, 07/01/24	200	227,230
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	25	29,188
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	70	82,386
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	145	170,658
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 4.00%, 07/01/24	20	22,649
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/24	50	58,847
Regional Public Transportation Authority RB, 5.25%, 07/01/24	100	118,917
State of Arizona COP
5.00%, 09/01/24	200	236,306
5.00%, 10/01/24	135	159,943
University of Arizona (The) RB
Series A, 5.00%, 06/01/24	50	58,684
Series B, 5.00%, 06/01/24	100	117,367

		4,351,544

Arkansas — 0.1%
State of Arkansas GO, 4.00%, 06/01/24	80	90,544

Security	Par (000)	Value

California — 8.2%
Allan Hancock Joint Community College District/CA GO, 5.00%, 08/01/24	$95	$113,186
Beverly Hills Unified School District CA GO, 0.00%, 08/01/24(a)	430	409,747
California Educational Facilities Authority RB, 0.00%, 10/01/24(a)	160	151,278
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	20	24,018
California Infrastructure & Economic Development Bank RB, Series A, 5.00%, 10/01/24	155	185,674
California State Public Works Board RB
Series A, 5.00%, 09/01/24	225	266,956
Series B, 5.00%, 10/01/24	180	214,162
Series C, 5.00%, 03/01/24	100	116,644
Series D, 5.00%, 09/01/24	85	100,850
Series F, 5.00%, 05/01/24	80	93,850
Series G, 5.00%, 05/01/24	120	140,774
Series H, 5.00%, 12/01/24	15	17,947
California State University RB, Series A, 5.00%, 11/01/24	135	161,907
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(a)	125	118,848
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/24	200	239,862
Series D, 5.00%, 11/01/24	15	17,990
Coast Community College District GO, Series D, 5.00%, 08/01/24	35	41,700
County of Sacramento CAAirport System Revenue RB, Series D, 5.00%, 07/01/24	50	58,967
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	95,078
Grossmont Union High School District GO
0.00%, 08/01/24 (NPFGC)(a)	290	274,128
5.00%, 08/01/24	25	29,737
Long Beach Community College District GO, Series F, 5.00%, 06/01/24	10	11,807
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/24	105	124,631
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	95	113,079
Los Angeles Department of Water & Power System Revenue RB
5.00%, 07/01/24	100	118,266
Series A, 5.00%, 07/01/24	35	41,393
Series B, 5.00%, 07/01/24	20	23,653
Series C, 5.00%, 07/01/24	35	41,393
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	510	602,182
Series B, 5.00%, 07/01/24	90	106,268
Series C, 5.00%, 07/01/24	165	194,824
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/24 (NPFGC)(a)	45	42,862
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	35,757
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(a)	25	23,748
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	15	17,798
Poway Unified School District GO, Series A, 0.00%, 08/01/24(a)	50	47,667
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/24	85	101,074

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(a)	$20	$18,962
San Diego Community College District GO, 5.00%, 08/01/24	40	47,657
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a)	600	571,752
Series C-1, 5.50%, 07/01/24 (AGM)	160	193,304
Series R-4, 5.00%, 07/01/24	135	160,047
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/24	25	29,454
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	37,980
State of California Department of Water Resources RB
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	10	11,852
Series AS, 5.00%, 12/01/24	40	48,173
Series AW, 5.00%, 12/01/24	105	126,455
Series BA, 5.00%, 12/01/24	150	180,649
State of California GO
5.00%, 03/01/24	250	291,610
5.00%, 04/01/24	400	467,912
5.00%, 08/01/24	285	337,195
5.00%, 09/01/24	370	438,993
5.00%, 10/01/24	840	999,424
5.00%, 11/01/24	405	483,214
Series A, 5.00%, 10/01/24	175	208,213
Series B, 5.00%, 08/01/24	100	118,314
Series B, 5.00%, 09/01/24	835	990,702
University of California RB
Series AM, 5.00%, 05/15/24	20	23,642
Series AO, 5.00%, 05/15/24	150	177,313
Series AV, 5.00%, 05/15/24	40	47,284
Series AY, 5.00%, 05/15/24	110	130,030
William S Hart Union High School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	125	119,112

		10,778,948

Colorado — 1.0%
Board of Governors of Colorado State University System RB, Series E-2, 5.00%, 03/01/24 (NPFGC)	150	174,639
City & County of Denver CO Airport System Revenue RB, Series A, 5.00%, 11/15/24	110	130,901
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/24	45	53,535
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	80	95,548
Series A, 5.50%, 12/01/24 (SAW)	375	455,929
Series B, 5.00%, 12/01/24 (SAW)	60	71,661
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24 (NPFGC)(a)	25	23,458
University of Colorado RB
2.00%, 06/01/54 (Put 10/15/24)(b)(c)	250	259,607
Series B-1, 5.00%, 06/01/24	50	58,660

		1,323,938

Connecticut — 1.5%
State of Connecticut GO
Series A, 5.00%, 03/01/24	105	121,789
Series A, 5.00%, 03/15/24	190	220,664
Series B, 5.00%, 04/15/24	130	151,397
Series B, 5.00%, 05/15/24	25	29,195
Series D, 5.00%, 04/15/24	290	337,731
Series D, 5.00%, 06/15/24	85	99,534

Security	Par (000)	Value

Connecticut (continued)
Series D, 5.00%, 08/15/24	$295	$347,327
Series E, 5.00%, 09/15/24	85	100,348
Series E, 5.00%, 10/15/24	175	207,154
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/24	205	240,861
Series A, 5.00%, 09/01/24	120	141,371

		1,997,371

Delaware — 0.7%
County of New Castle DE GO, 5.00%, 10/01/24	90	107,172
Delaware Transportation Authority RB
4.00%, 07/01/24	65	73,729
5.00%, 07/01/24	25	29,471
State of Delaware GO
5.00%, 03/01/24	300	350,064
5.00%, 10/01/24	100	119,030
Series A, 5.00%, 10/01/24	100	119,030
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	99,828

		898,324

District of Columbia — 1.0%
District of Columbia GO
5.00%, 10/15/24	120	142,901
Series A, 4.00%, 06/01/24	55	62,274
Series A, 5.00%, 06/01/24	400	470,400
Series D, 5.00%, 06/01/24	240	282,240
Series E, 5.00%, 06/01/24	115	135,240
District of Columbia RB, Series A, 5.00%, 12/01/24	135	161,449
District of Columbia Water & Sewer Authority RB, Series B, 5.00%, 10/01/24	40	47,511
Metropolitan Washington Airports Authority RB, Series B, 5.00%, 10/01/24	15	17,787

		1,319,802

Florida — 4.4%
Central Florida Expressway Authority RB, 5.00%, 07/01/24	30	35,152
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	29,544
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	25	29,732
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	50	59,272
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	70	82,792
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	250	293,967
Series B, 5.00%, 07/01/24	100	117,600
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/24	120	140,950
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	335	398,245
Series B, 5.00%, 10/01/24	110	130,767
County of Sarasota FL RB, 5.00%, 10/01/24	45	53,405
Florida Department of Environmental Protection RB
5.00%, 07/01/24	145	170,520
Series A, 5.00%, 07/01/24	300	353,085
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	20	23,685
Florida State Development Commission RB, Series A, 5.00%, 07/01/24	100	117,885
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	295	347,342
Hillsborough County School Board COP, Series A, 5.00%, 07/01/24	120	140,779

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lee County School Board (The) COP, 5.00%, 08/01/24	$35	$41,156
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	85	98,721
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	190	225,391
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	17,645
Series D, 5.00%, 08/01/24	50	58,818
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	180	212,094
Pasco County School Board COP, Series A, 5.00%, 08/01/24	60	69,978
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/24	190	222,380
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24	250	290,442
Series D, 5.00%, 02/01/24	30	34,574
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/24	155	180,357
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	180	211,256
Series B, 5.00%, 07/01/24	20	23,473
Series C, 5.00%, 07/01/24	100	117,364
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/24	125	147,179
State of Florida GO
Series A, 5.00%, 01/01/24	55	63,626
Series A, 5.00%, 07/01/24	55	64,811
Series B, 5.00%, 06/01/24	225	263,970
Series E, 5.00%, 06/01/24	200	234,640
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	340	400,163
Series B, 5.00%, 07/01/24	170	200,081
Volusia County School Board COP, Series A, 5.00%, 08/01/24	20	23,527
Volusia County School Board RB, 5.00%, 10/01/24	20	23,655

		5,750,023

Georgia — 2.4%
City of Atlanta Department of Aviation RB, Series A, 5.00%, 01/01/24	695	804,289
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/24	160	190,406
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	25	29,867
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/24	500	591,330
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/24	170	192,987
State of Georgia GO
Series A, 5.00%, 02/01/24	100	116,267
Series A-1, 5.00%, 02/01/24	170	197,654
Series C, 5.00%, 07/01/24	125	147,416
Series C-1, 5.00%, 01/01/24	75	86,951
Series C-1, 5.00%, 07/01/24	285	336,109
Series E, 5.00%, 12/01/24	320	382,695

		3,075,971

Hawaii — 1.8%
City & County Honolulu HI Wastewater System RB, Series A, 5.00%, 07/01/24	10	11,746

Security	Par (000)	Value

Hawaii (continued)
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/24	$120	$141,064
Series B, 5.00%, 07/01/24	170	199,840
City & County of Honolulu HI GO
5.00%, 09/01/24	130	153,984
Series A, 5.00%, 09/01/24	405	479,718
Series A, 5.00%, 10/01/24	50	59,389
Series B, 5.00%, 10/01/24	90	106,900
Series C, 5.00%, 10/01/24	70	83,145
County of Hawaii HI GO
Series A, 5.00%, 09/01/24	15	17,753
Series B, 4.00%, 09/01/24	20	22,747
County of Maui HI GO, 5.00%, 09/01/24	35	41,457
State of Hawaii GO
5.00%, 10/01/24	35	41,572
Series EO, 5.00%, 08/01/24	10	11,817
Series ET, 5.00%, 10/01/24	110	130,656
Series EZ, 5.00%, 10/01/24	390	463,234
Series FE, 5.00%, 10/01/24	225	267,250
Series FH, 5.00%, 10/01/24	130	154,411

		2,386,683

Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	95	111,050
Series A, 5.00%, 07/15/24	25	29,224

		140,274

Illinois — 2.3%
Chicago O’Hare International Airport RB
5.00%, 01/01/24	150	172,837
Series C, 5.00%, 01/01/24	170	195,882
Series D, 5.00%, 01/01/24	105	120,987
Illinois Finance Authority RB, 5.00%, 07/01/24	140	164,840
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	100	115,183
Series D, 5.00%, 01/01/24	160	184,293
State of Illinois GO
5.00%, 02/01/24	250	279,995
5.00%, 04/01/24	105	118,102
5.00%, 05/01/24	395	445,232
Series A, 4.00%, 05/01/24	210	228,182
Series A, 5.00%, 10/01/24	65	74,043
Series A, 5.00%, 11/01/24	250	285,377
Series A, 5.00%, 12/01/24	50	57,195
Series D, 5.00%, 11/01/24	385	437,980
State of Illinois RB
Series C, 4.00%, 06/15/24	25	27,215
Series D, 5.00%, 06/15/24	75	84,740

		2,992,083

Indiana — 1.1%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/24	100	116,225
Series A, 5.00%, 10/01/24	200	236,250
Series C, 5.00%, 12/01/24	385	459,424
Indiana Municipal Power Agency RB, Series C, 5.00%, 01/01/24	35	40,373
Indiana University RB, Series X, 5.00%, 08/01/24	110	129,932
Purdue University COP, Series A, 5.00%, 07/01/24	160	188,160

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Purdue University RB
Series A, 5.00%, 07/01/24	$125	$147,000
Series DD, 5.00%, 07/01/24	135	158,760

		1,476,124

Iowa — 0.4%
Iowa Finance Authority RB, 5.00%, 08/01/24	275	325,232
State of Iowa RB, Series A, 5.00%, 06/01/24	110	129,052

		454,284

Kansas — 1.0%
City of Wichita KS Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/24	200	236,852
Johnson County Unified School District No. 229 Blue Valley GO, Series B, 5.00%, 10/01/24	45	53,518
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	35	40,577
Kansas Development Finance Authority RB, 5.00%, 05/01/24	400	469,064
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	55	62,742
State of Kansas Department of Transportation RB
5.00%, 09/01/24	55	65,065
Series A, 5.00%, 09/01/24	270	319,413

		1,247,231

Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/24	50	58,481

Louisiana — 0.4%
State of Louisiana GO
5.00%, 05/01/24	105	122,604
Series A, 5.00%, 09/01/24	120	141,666
Series B, 5.00%, 05/01/24	25	29,192
Series C, 5.00%, 08/01/24	50	58,867
Series D, 5.00%, 12/01/24	150	178,527

		530,856

Maine — 0.5%
Maine Municipal Bond Bank RB
5.00%, 11/01/24	100	118,901
Series A, 5.00%, 11/01/24	85	101,066
Series B, 5.00%, 11/01/24	20	23,780
Series C, 5.00%, 11/01/24	90	107,011
Series D, 5.00%, 11/01/24	25	29,725
Maine Turnpike Authority RB, 5.00%, 07/01/24	120	141,348
State of Maine GO, Series B, 5.00%, 06/01/24	125	146,766

		668,597

Maryland — 3.7%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	45	52,771
County of Anne Arundel MD GOL, 5.00%, 10/01/24	60	71,297
County of Baltimore MD GO
5.00%, 03/01/24	400	466,400
5.00%, 08/01/24	115	136,006
County of Carroll MD GO, 5.00%, 11/01/24	225	268,337
County of Charles MD GO, 5.00%, 10/01/24	100	118,929
County of Frederick MD GO, 5.00%, 08/01/24	25	29,566
County of Howard MD GO
Series A, 5.00%, 02/15/24	120	139,708
Series C, 5.00%, 02/15/24	55	64,033
County of Montgomery MD GO
5.00%, 11/01/24	400	477,044
5.00%, 12/01/24	125	149,490
Series A, 5.00%, 11/01/26 (PR 11/01/24)	10	11,924

Security	Par (000)	Value

Maryland (continued)
County of Montgomery MD RB, Series B, 5.00%, 11/01/24	$50	$59,630
County of Prince George’s MD GOL
Series A, 4.00%, 09/01/24	175	199,708
Series A, 5.00%, 07/15/24	170	200,750
State of Maryland Department of Transportation RB
4.00%, 09/01/24	200	228,046
5.00%, 05/01/24	100	117,266
5.00%, 09/01/24	30	35,579
5.00%, 10/01/24	140	166,501
5.00%, 11/01/24	155	184,855
State of Maryland GO
First Series, 5.00%, 06/01/24	305	358,680
Series A, 5.00%, 03/15/24	20	23,351
Series A, 5.00%, 08/01/24	70	82,786
Series B, 5.00%, 08/01/24	430	508,544
Series C, 5.00%, 08/01/24	520	614,983
Washington Suburban Sanitary Commission GO
4.00%, 06/01/24	30	34,009
5.00%, 06/01/24	70	82,320

		4,882,513

Massachusetts — 2.9%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	90	106,064
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/24 (AMBAC)	135	164,491
Commonwealth of Massachusetts GOL
Series A, 5.00%, 07/01/24	40	47,135
Series B, 5.00%, 07/01/24	305	359,406
Series B, 5.25%, 09/01/24 (AGM)	445	532,300
Series C, 5.00%, 07/01/24	60	70,703
Series C, 5.00%, 10/01/24	250	297,070
Series E, 5.00%, 11/01/24	350	417,053
Series H, 5.00%, 12/01/24	150	179,230
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24	10	11,769
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/24	30	35,351
Series A, 5.00%, 07/01/24	225	265,155
Series C, 5.50%, 07/01/24	200	239,990
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/24	200	236,822
Series 2017, 5.00%, 08/01/24	20	23,682
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/24	215	254,816
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/24	150	174,027
Massachusetts Water Resources Authority RB
5.00%, 08/01/24	150	177,545
Series C, 5.00%, 08/01/24	130	153,872

		3,746,481

Michigan — 1.1%
Michigan Finance Authority RB
Series B, 5.00%, 10/01/24	115	136,364
Series C-3, 5.00%, 07/01/24 (AGM)	115	134,969
Michigan State Building Authority RB, Series I, 5.00%, 04/15/24	290	338,903
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	15	17,508

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan Comprehensive Transportation Revenue RB, 5.00%, 11/15/24	$60	$71,525
State of Michigan GO, Series A, 5.00%, 12/01/24	220	263,102
State of Michigan RB, 5.00%, 03/15/24	355	413,074
University of Michigan RB, Series A, 5.00%, 04/01/24	50	58,466
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	59,405

		1,493,316

Minnesota — 1.6%
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	50	59,796
Metropolitan Council GO
5.00%, 03/01/24	50	58,279
Series C, 5.00%, 03/01/24	70	81,590
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	75	86,856
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	15	17,719
Rosemount-Apple Valley-Eagan Independent School District No. 196 GO, Series A, 5.00%, 02/01/24	115	133,510
Southern Minnesota Municipal Power Agency RB, Series A, 4.00%, 01/01/24	100	111,362
State of Minnesota GO
Series A, 5.00%, 08/01/24	105	124,179
Series B, 5.00%, 08/01/24	190	224,705
Series B, 5.00%, 10/01/24	100	118,929
Series D, 5.00%, 08/01/24	350	413,931
Series D, 5.00%, 10/01/24	500	594,645
Series E, 5.00%, 10/01/24	75	89,197

		2,114,698

Mississippi — 0.3%
State of Mississippi GO
Series C, 4.00%, 10/01/24	25	28,531
Series C, 5.00%, 10/01/24	305	361,965

		390,496

Missouri — 0.8%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/24	100	118,169
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/24	425	497,802
Series B, 5.00%, 05/01/24	105	122,890
Missouri State Board of Public Buildings RB, Series A, 4.00%, 04/01/24	165	185,420
University of Missouri RB, Series A, 5.00%, 11/01/24	110	131,017

		1,055,298

Nebraska — 0.8%
City of Omaha NE GO
Series B, 5.00%, 04/15/24	175	204,431
Series B, 5.00%, 11/15/24	25	29,776
Nebraska Public Power District RB, Series A-1, 5.00%, 01/01/24	110	127,021
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/24	45	52,033
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	150	174,081
Series AA, 5.00%, 02/01/24	20	23,168
Series B, 5.00%, 02/01/31 (PR 08/01/24)	405	478,917

		1,089,427

Security	Par (000)	Value

Nevada — 1.9%
Clark County School District GOL
Series B, 5.00%, 06/15/24	$25	$29,298
Series C, 5.00%, 06/15/24	350	410,172
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	95	111,810
County of Clark Department of Aviation RB, Series C, 5.00%, 07/01/24	105	123,480
County of Clark NV GOL
5.00%, 06/01/24	35	41,078
5.00%, 11/01/24	150	178,506
Series A, 5.00%, 06/01/24	45	52,815
Series A, 5.00%, 11/01/24	90	107,104
Series B, 5.00%, 11/01/24	115	136,855
County of Clark NV RB
5.00%, 07/01/24	180	211,448
Series A, 5.00%, 07/01/24	45	52,856
Las Vegas Valley Water District GOL
5.00%, 06/01/24	410	481,012
Series A, 5.00%, 02/01/24	10	11,601
Nevada System of Higher Education RB, Series A, 5.00%, 07/01/24	140	164,310
State of Nevada GOL
Series B, 5.00%, 11/01/24	130	154,639
Series D, 5.00%, 04/01/24	25	29,166
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/24	85	101,298
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	80	93,634

		2,491,082

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	50	58,824
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	59,137
Series E, 5.00%, 08/15/24	15	17,727
State of New Hampshire GO, Series B, 5.00%, 12/01/24	115	137,350

		273,038

New Jersey — 2.0%
County of Monmouth NJ Go, 5.00%, 07/15/24	250	295,220
Monmouth County Improvement Authority (The) RB, 5.00%, 12/01/24 (GTD)	65	77,735
New Jersey Economic Development Authority RB
Series AAA, 4.00%, 06/15/24	90	99,080
Series N-1, 5.50%, 09/01/24 (AMBAC)	55	64,887
Series UU, 5.00%, 06/15/24	70	80,544
Series XX, 4.00%, 06/15/24 (SAP)	415	456,869
Series XX, 5.00%, 06/15/24 (SAP)	135	155,335
New Jersey Educational Facilities Authority RB
5.00%, 07/01/24	105	123,829
Series A, 5.00%, 09/01/24	110	127,346
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	275	316,836
Series A-1, 5.00%, 06/15/24	150	173,145
Series AA, 5.00%, 06/15/24	180	207,114
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	115	132,987
State of New Jersey GO, 5.00%, 06/01/24	235	274,180

		2,585,107

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico — 1.2%
New Mexico Finance Authority RB
5.00%, 06/01/24	$150	$176,469
Series A, 5.00%, 06/01/24	35	41,176
Series A, 5.00%, 06/15/24	510	600,551
Series D, 5.00%, 06/15/24	45	53,011
State of New Mexico GO
5.00%, 03/01/24	145	168,880
Series A, 5.00%, 03/01/24	90	104,822
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/24	285	335,160
Series B, 4.00%, 07/01/24	90	101,836

		1,581,905

New York — 10.2%
City of New York NY GO
4.00%, 08/01/24	100	113,726
Series 1, 5.00%, 08/01/24	85	100,402
Series A, 5.00%, 08/01/24	545	643,754
Series A-1, 5.00%, 08/01/24	50	59,060
Series B-1, 5.00%, 12/01/24	15	17,915
Series C, 5.00%, 08/01/24	915	1,080,798
Series E, 5.00%, 08/01/24	200	236,240
Series I, 5.00%, 03/01/24	80	93,175
County of Onondaga NY GOL, 5.00%, 05/01/24	25	29,328
Long Island Power Authority RB, Series A, 0.00%, 12/01/24 (AGM)(a)	50	46,909
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	20	22,797
Series A-2, 5.00%, 11/15/24	90	106,777
Series B, 5.00%, 11/15/24	710	842,350
Series B, 5.25%, 11/15/24 (AMBAC)	100	119,805
Series B-2, 5.00%, 11/15/24	20	23,852
Series C-1, 5.00%, 11/15/24	755	895,740
Series F, 5.00%, 11/15/24	55	65,253
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/24 (SAW)	75	85,300
Series S, 5.00%, 07/15/24 (SAW)	85	100,375
Series S-1, 5.00%, 07/15/24 (SAW)	195	230,272
Series S-2, 5.00%, 07/15/24 (SAW)	90	106,279
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/24	265	313,406
Series B-1, 5.00%, 08/01/24	150	177,399
Series C, 5.00%, 11/01/24	525	626,120
Series E-1, 5.00%, 02/01/24	80	93,014
New York City Water & Sewer System RB, Series AA, 5.00%, 06/15/24	665	785,265
New York State Dormitory Authority RB
5.00%, 07/01/24	50	58,942
Series A, 4.00%, 03/15/24	140	157,991
Series A, 5.00%, 02/15/24	230	267,773
Series A, 5.00%, 03/15/24	1,040	1,214,994
Series A, 5.00%, 07/01/24	265	312,395
Series B, 5.00%, 10/01/24	15	17,817
Series B, 5.50%, 03/15/24 (AMBAC)	280	332,315
Series C, 5.00%, 03/15/24	105	122,733
Series D, 5.00%, 02/15/24	145	168,813
Series E, 5.00%, 02/15/24	315	366,732
Series E, 5.00%, 03/15/24	185	215,999
Series F, 5.00%, 10/01/24 (SAW)	20	23,745

Security	Par (000)	Value

New York (continued)
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	$215	$253,782
Series A, 4.00%, 06/15/24	30	34,085
Series D, 5.00%, 09/15/24	110	130,957
New York State Thruway Authority RB
5.00%, 01/01/24	185	214,091
Series A, 4.00%, 01/01/24	100	111,893
Series J, 5.00%, 01/01/24	60	69,435
New York State Urban Development Corp. RB, Series A, 5.00%, 03/15/24	835	974,913
Port Authority of New York & New Jersey RB, Series 194, 5.00%, 10/15/24	130	155,272
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/24	50	59,797
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/24	730	873,248
Series C-1, 5.00%, 11/15/24	165	197,378

		13,350,411

North Carolina — 2.2%
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	11,760
County of Buncombe NC RB, 5.00%, 06/01/24	100	117,367
County of Durham NC GO, 5.00%, 10/01/24	25	29,745
County of Forsyth NC GO, 5.00%, 12/01/24	25	29,911
County of Guilford NC GO, 5.00%, 03/01/24	520	606,320
County of Mecklenburg NC GO
5.00%, 03/01/24	145	169,134
Series B, 5.00%, 12/01/24	65	77,837
County of Orange NC GO, 4.00%, 04/01/24	200	225,800
County of Wake NC GO, Series A, 5.00%, 03/01/24	245	285,778
County of Wake NC RB
Series A, 5.00%, 08/01/24	135	159,332
Series A, 5.00%, 12/01/24	40	47,732
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	25	29,720
State of North Carolina GO
Series A, 5.00%, 06/01/24	140	164,704
Series C, 5.00%, 05/01/24	435	510,307
State of North Carolina RB, 5.00%, 03/01/24	255	296,440
University of North Carolina at Greensboro RB, 5.00%, 04/01/24	85	99,128

		2,861,015

Ohio — 2.9%
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	360	420,638
Series A, 4.00%, 08/15/24	130	147,932
Series A, 5.00%, 07/01/24	50	58,919
County of Franklin OH GOL, 5.00%, 12/01/24	10	11,944
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/24	100	119,070
Miami University/Oxford OH RB, 5.00%, 09/01/24	100	118,006
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	50	59,718
Ohio Water Development Authority RB
5.00%, 06/01/24	100	117,460
5.00%, 12/01/24	90	107,491
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series 2015-A, 5.00%, 06/01/24	115	135,079
Series 2015-A, 5.00%, 12/01/24	95	113,463

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio GO
Series A, 4.00%, 05/01/24	$110	$124,175
Series A, 5.00%, 08/01/24	685	808,464
Series A, 5.00%, 09/01/24	50	59,175
Series A, 5.00%, 09/15/24	130	154,054
Series B, 5.00%, 08/01/24	70	82,617
Series B, 5.00%, 09/15/24	75	88,877
Series S, 5.00%, 05/01/24	100	117,084
Series U, 5.00%, 05/01/24	100	117,084
State of Ohio RB
Series A, 5.00%, 04/01/24	475	552,895
Series A, 5.00%, 10/01/24	25	29,582
Series A, 5.00%, 12/01/24	135	160,604
Series B, 5.00%, 10/01/24	35	41,502
Series C, 5.00%, 12/01/24	35	41,638

		3,787,471

Oklahoma — 0.8%
City of Oklahoma City OK GO
4.00%, 03/01/24	250	281,295
5.00%, 03/01/24	10	11,651
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	240	269,566
Series A, 5.00%, 06/01/24	50	58,590
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	180	211,851
Series B, 5.00%, 01/01/24	15	17,359
Series B, 5.00%, 07/01/24	35	41,193
Series C, 5.00%, 07/01/24	30	35,309
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	115	132,940
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	30	34,986

		1,094,740

Oregon — 1.8%
City of Portland OR GOL, Series B, 5.00%, 06/15/24	160	188,408
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/24	25	29,707
Series B, 5.00%, 06/01/24	50	58,730
City of Portland OR Water System Revenue RB, 5.00%, 05/01/24	250	292,937
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/24 (GTD)	50	58,831
Oregon State Lottery RB
5.00%, 04/01/24 (MORAL OBLG)	130	151,897
Series C, 5.00%, 04/01/24	55	64,264
Portland Community College District GO, 5.00%, 06/15/24	150	176,492
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/24	185	220,535
State of Oregon GO
Series A, 5.00%, 05/01/24	500	585,875
Series B, 5.00%, 08/01/24	15	17,725
Series F, 5.00%, 05/01/24	150	175,763
Series H, 5.00%, 05/01/24	85	99,599
Series I, 5.00%, 08/01/24	15	17,725
Series O, 5.00%, 08/01/24	25	29,542
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, 5.00%, 06/15/24 (GTD)	200	235,510

		2,403,540

Pennsylvania — 2.3%
City of Philadelphia PA GO, 5.00%, 08/01/24	240	281,637

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/24	$120	$138,870
First Series, 5.00%, 03/01/24	95	110,563
First Series, 5.00%, 03/15/24	245	285,511
First Series, 5.00%, 06/15/24	170	199,784
First Series, 5.00%, 07/01/24	310	364,854
First Series, 5.00%, 09/15/24	235	278,482
Second Series, 5.00%, 01/15/24	65	75,321
Second Series, 5.00%, 08/15/24	160	189,082
Second Series, 5.00%, 09/15/24	50	59,252
County of Berks PA GO, 5.00%, 11/15/24	100	119,208
County of Chester PA GO, 5.00%, 07/15/24	20	23,627
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	20	23,387
Delaware County Authority RB, 5.00%, 08/01/24	45	53,024
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/24	245	288,470
Pennsylvania Infrastructure Investment Authority RB, Series A, 5.00%, 01/15/24	170	197,351
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	121,829
Series A, 5.00%, 12/01/24	45	53,224
Series A-1, 5.00%, 12/01/24	90	106,882
Series B, 5.00%, 12/01/24	20	23,752

		2,994,110

Rhode Island — 0.6%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	145	163,549
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/24	85	100,918
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	215	252,896
State of Rhode Island GO
Series A, 5.00%, 05/01/24	155	181,480
Series D, 5.00%, 08/01/24	110	129,879

		828,722

South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	45	53,535
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/24	130	150,769
County of Charleston SC GO, Series C, 5.00%, 11/01/24 (SAW)	20	23,862
Horry County School District/SC GO, Series A, 5.00%, 03/01/24	30	34,914
Lancaster County School District/SC GO, 5.00%, 03/01/24	100	116,382
Richland County School District No. 1/SC GO, 5.00%, 03/01/24	100	116,382
State of South Carolina GO, Series B, 5.00%, 04/01/24 (SAW)	475	555,432

		1,051,276

Tennessee — 1.5%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/24	25	29,833
County of Blount TN GO, Series B, 5.00%, 06/01/24	100	117,227
County of Williamson TN GO, 5.00%, 04/01/24	150	175,400
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/24	185	216,805
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/24	220	254,595
5.00%, 07/01/24	155	182,427

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
State of Tennessee GO
Series A, 5.00%, 08/01/24	$110	$130,145
Series B, 5.00%, 08/01/24	275	325,364
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/24	205	244,063
Series B, 5.00%, 11/01/24	250	297,637

		1,973,496

Texas — 13.2%
Alamo Community College District GOL, 5.00%, 02/15/24	40	46,379
Aldine Independent School District GO, 5.00%, 02/15/24 (PSF)	125	145,044
Alief Independent School District GO, 5.00%, 02/15/24 (PSF)	105	121,882
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	116,035
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	25	29,030
Series B, 5.00%, 02/15/24 (PSF)	75	87,091
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	85	100,484
Series A, 4.00%, 08/01/24 (PSF)	125	142,275
Series A, 5.00%, 08/01/24 (PSF)	35	41,376
Birdville Independent School District GO
5.00%, 02/15/24 (PSF)	10	11,629
Series A, 5.00%, 02/15/24 (PSF)	105	122,108
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	25	23,419
Series C, 5.00%, 08/15/24	125	146,324
City of Austin TX GOL
5.00%, 09/01/24	140	165,553
Series A, 5.00%, 09/01/24	230	271,980
City of Austin TX Water & Wastewater System RB
5.00%, 11/15/24	135	160,792
Series A, 5.00%, 11/15/24	145	172,702
City of Austin TX Water & Wastewater System Revenue RB, Series A, 5.00%, 05/15/24	90	105,431
City of Brownsville TX GOL
5.00%, 02/15/24	10	11,531
5.00%, 02/15/24 (ETM)	5	5,799
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/24	65	77,075
City of Denton TX GOL, 5.00%, 02/15/24	25	28,987
City of El Paso TX GOL, 5.00%, 08/15/24	35	40,937
City of Grand Prairie TX GOL, 5.00%, 02/15/24	180	208,786
City of Houston TX Combined Utility System RB, Series B, 5.00%, 11/15/24	190	226,102
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	45	53,550
Series C, 5.00%, 05/15/24	115	134,612
Series D, 5.00%, 11/15/24	110	130,901
City of Pflugerville TX GOL, 5.00%, 08/01/24	30	35,118
City of Plano TX GOL, 5.00%, 09/01/24	50	59,077
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.25%, 02/01/24	160	187,182
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/24	395	458,244
City of San Antonio TX GOL
5.00%, 02/01/24	215	249,241
5.00%, 08/01/24	100	117,879
Clear Creek Independent School District GO, 5.00%, 02/15/24 (PSF)	30	34,875

Security	Par (000)	Value

Texas (continued)
Comal Independent School District GO, Series B, 5.00%, 02/01/24 (PSF)	$75	$86,912
Conroe Independent School District GO, 5.00%, 02/15/24 (PSF)	105	121,972
County of Bexar TX GOL, 5.00%, 06/15/24	75	87,965
County of Denton TX GOL, 5.00%, 07/15/24	85	100,131
Crowley Independent School District GO, Series A, 5.00%, 08/01/24 (PSF)	80	94,149
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	65	75,535
Series C, 5.00%, 02/15/24 (PSF)	65	75,479
Dallas Area Rapid Transit RB, Series A, 5.00%, 12/01/24	220	261,840
Fort Bend Independent School District GO
Series C, 5.00%, 02/15/24 (PSF)	25	29,052
Series C, 5.00%, 08/15/24 (PSF)	75	88,632
Fort Worth Independent School District GO, 5.00%, 02/15/24 (PSF)	375	435,776
Frisco Independent School District GO, 5.00%, 08/15/24 (PSF)	185	218,716
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	70	66,645
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/24	90	106,358
Katy Independent School District GO, Series D, 5.00%, 02/15/24 (PSF)	125	145,151
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	85	98,812
Series A, 5.00%, 08/15/24 (PSF)	70	82,757
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	35	41,274
Series A, 5.00%, 08/01/24 (PSF)	270	318,403
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF)	100	116,035
Series A, 2.00%, 02/15/24 (PSF)	50	52,098
Laredo Independent School District GO, 0.00%, 08/01/24 (PSF)(a)	150	143,446
Leander Independent School District GO, Series D, 0.00%, 08/15/24 (PSF)(a)	100	94,950
Lewisville Independent School District GO
5.00%, 08/15/24	190	223,980
5.00%, 08/15/24 (PSF)	85	100,533
Lone Star College System GOL
5.00%, 08/15/24	90	106,139
5.00%, 09/15/24	135	159,643
Series A, 5.00%, 02/15/24	20	23,198
Lower Colorado River Authority RB
5.00%, 05/15/24	20	23,356
Series B, 5.00%, 05/15/24	160	186,846
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/24	175	207,898
Series B, 5.00%, 11/01/24	125	148,499
Series D, 5.00%, 11/01/24	285	338,577
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	230	271,122
5.25%, 02/01/24 (PSF)	100	116,903
North Texas Municipal Water District RB
5.00%, 06/01/24	110	129,257
5.50%, 06/01/24	50	59,718
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/24	295	340,772

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	$50	$58,940
5.00%, 08/15/24 (PSF)	75	88,522
Series A, 5.00%, 08/15/24 (PSF)	165	194,749
Northwest Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	75	87,026
Pasadena Independent School District GO, 5.00%, 02/15/24 (PSF)	50	58,061
Permanent University Fund — University of Texas System RB
5.00%, 07/01/24	125	147,000
Series A, 5.00%, 07/01/24	110	129,360
Series B, 5.00%, 07/01/24	50	58,800
Pflugerville Independent School District GO, 5.00%, 02/15/24 (PSF)	100	115,992
Rockwall Independent School District GO, Series A, 0.00%, 02/15/24 (PSF)(a)	35	33,450
Round Rock Independent School District GO, 5.00%, 08/01/24 (PSF)	165	194,819
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	300	349,008
San Antonio Water System RB
Series A, 5.00%, 05/15/24	385	451,720
Series B, 5.00%, 05/15/24	100	117,330
Spring Independent School District GO, 5.00%, 08/15/24 (PSF)	60	70,847
State of Texas GO
5.00%, 04/01/24	100	116,799
Series A, 5.00%, 10/01/24	455	540,440
Series B-1, 5.00%, 08/01/24	65	76,778
Series D, 5.00%, 05/15/24	425	498,457
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	200	232,502
Texas A&M University RB
Series C, 5.00%, 05/15/24	340	398,609
Series E, 4.00%, 05/15/24	25	28,262
Series E, 5.00%, 05/15/24	150	175,857
Texas State University System RB, Series A, 5.00%, 03/15/24	230	267,929
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/24	195	231,225
Series A, 5.00%, 04/01/24	500	583,105
Series A, 5.00%, 10/01/24	470	557,312
Texas Water Development Board RB
5.00%, 04/15/24	155	181,068
5.00%, 08/01/24	50	58,988
Series A, 5.00%, 10/15/24	195	231,619
Series B, 5.00%, 04/15/24	50	58,409
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	30	34,836
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	23,606
University of Houston RB, Series A, 5.00%, 02/15/24	400	464,140
University of North Texas System RB, Series A, 5.00%, 04/15/24	45	52,467
University of Texas System (The) RB
Series C, 5.00%, 08/15/24	85	100,575
Series D, 5.00%, 08/15/24	120	141,988
Series E, 5.00%, 08/15/24	90	106,491
Series H, 5.00%, 08/15/24	210	248,478
Series J, 5.00%, 08/15/24	175	207,065
Ysleta Independent School District GO, 5.00%, 08/15/24 (PSF)	75	88,413

		17,309,001

Security	Par (000)	Value

Utah — 1.0%
City of Ogden City UT Sewer & Water Revenue RB, 5.00%, 06/15/24	$50	$58,643
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/24	25	29,424
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	100	113,382
State of Utah GO, 5.00%, 07/01/24	375	442,605
University of Utah (The) RB
Series A, 5.00%, 08/01/24	170	200,722
Series A, 5.00%, 08/01/24 (SAP)	90	106,265
Series B, 5.00%, 08/01/24	30	35,392
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	210	246,792

		1,233,225

Vermont — 0.2%
State of Vermont GO, Series A, 5.00%, 02/15/24	165	191,954

Virginia — 5.4%
City of Alexandria VA GO
Series C, 5.00%, 07/01/24 (SAW)	260	306,873
Series C, 5.00%, 07/15/24 (SAW)	100	118,184
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	45	53,840
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW)	150	177,873
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW)	600	711,492
City of Richmond VA GO
Series B, 5.00%, 07/15/24	85	100,334
Series B, 5.00%, 07/15/24 (SAW)	225	265,590
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/24 (SAW)	75	89,064
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/24	50	58,847
Series B, 5.00%, 06/01/24 (SAW)	100	117,693
County of Arlington VA GO, 5.00%, 08/15/24	125	148,149
County of Fairfax VA GO
5.00%, 10/01/24 (SAW)	295	350,988
Series A, 4.00%, 10/01/24 (SAW)	250	286,050
Series A, 5.00%, 10/01/24 (SAW)	105	124,928
Series B, 5.00%, 10/01/24 (SAW)	50	59,490
County of Henrico VA GO
Series A, 5.00%, 08/01/24	100	118,363
Series B, 5.00%, 08/01/24 (SAW)	165	195,299
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	87,734
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	100	117,838
Series A, 5.00%, 08/01/24	70	82,718
Virginia College Building Authority RB
5.00%, 02/01/24	100	116,267
Series A, 4.00%, 02/01/28 (PR 02/01/24)	250	280,842
Series A, 5.00%, 09/01/24	240	284,633
Series A, 5.00%, 09/01/24 (SAW)	50	59,175
Series B, 5.00%, 09/01/24	75	88,948
Series D, 5.00%, 02/01/24 (NPFGC)	120	139,520
Series E-1, 5.00%, 02/01/24	115	133,707
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24	145	168,784
5.00%, 05/15/24	90	105,349
5.00%, 09/15/24	425	503,004
Virginia Public Building Authority RB
5.00%, 08/01/24	50	59,085
Series A, 5.00%, 08/01/24	280	330,873
Series C, 5.00%, 08/01/24	115	135,894

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Public School Authority RB
5.00%, 02/01/24	$75	$87,104
5.00%, 08/01/24 (SAW)	130	153,600
Series A, 5.00%, 08/01/24	250	295,300
Series B, 5.00%, 08/01/24 (SAW)	55	64,966
Series C, 5.00%, 08/01/24 (SAW)	100	118,120
Virginia Resources Authority RB
5.00%, 11/01/24	105	125,021
Series A, 5.00%, 11/01/24	60	71,617
Series D, 5.00%, 11/01/24	125	149,204

		7,042,360

Washington — 4.9%
Cascade Water Alliance RB, 5.00%, 01/01/24	60	69,535
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/24	175	208,346
City of Bellevue WA GOL, 5.00%, 12/01/24	130	155,470
City of Marysville WA Water & Sewer Revenue RB, 5.00%, 04/01/24	40	46,595
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/24	215	251,406
City of Seattle WA GOL
4.00%, 05/01/24	25	28,244
Series A, 5.00%, 06/01/24	80	94,080
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/24	30	35,564
Series B, 5.00%, 04/01/24	50	58,466
Series C, 5.00%, 09/01/24	140	165,967
Series C, 5.00%, 10/01/24	75	89,159
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	125	147,832
Clark & Skamania Counties School District No. 112-6 Washougal GO, 5.00%, 12/01/24 (GTD)	25	29,742
Clark County School District No. 37 Vancouver GO, Series C, 5.00%, 12/01/24 (GTD)	100	119,331
County of King WA GOL
Series C, 5.00%, 12/01/24	35	41,766
Series E, 5.00%, 12/01/24	25	29,833
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/24	75	88,236
Energy Northwest RB
5.00%, 07/01/24	105	123,580
Series A, 4.00%, 07/01/24	25	28,346
Series A, 5.00%, 07/01/24	565	664,977
King County Rural Library District GO, 4.00%, 12/01/24	50	57,106
King County School District No. 210 Federal Way GO, 4.00%, 12/01/24 (GTD)	10	11,437
King County School District No. 403 Renton GO, 4.00%, 12/01/24 (GTD)	100	114,568
King County School District No. 405 Bellevue GO, 5.00%, 12/01/24 (GTD)	35	41,711
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/24 (GTD)	80	95,506
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/24 (GTD)	160	190,930
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/24 (GTD)	20	23,866
Pierce County School District No. 83 University Place GO, 5.00%, 12/01/24 (GTD)	100	119,331
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	40	46,292
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	10	11,886

Security	Par (000)	Value

Washington (continued)
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/01/24 (GTD)	$215	$256,000
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/24 (GTD)	100	118,966
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/24 (GTD)	85	101,564
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/24 (GTD)	75	89,498
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/24 (GTD)	15	17,907
State of Washington COP
Series A, 5.00%, 07/01/24	30	35,252
Series B, 5.00%, 07/01/24	335	393,645
State of Washington GO
Series 03-C, 0.00%, 06/01/24 (NPFGC)(a)	25	23,886
Series 2016-A, 5.00%, 07/01/24	95	111,900
Series A-1, 5.00%, 08/01/24	80	94,496
Series B, 5.00%, 07/01/24	730	859,867
Series C, 5.00%, 02/01/24	25	29,024
Series D, 5.00%, 02/01/24	90	104,487
Series E, 0.00%, 12/01/24(a)	60	56,915
Series R, 5.00%, 07/01/24	25	29,448
Series R-2017A, 5.00%, 08/01/24	125	147,650
Series R-2018C, 5.00%, 08/01/24	90	106,308
Series R-2018D, 5.00%, 08/01/24	40	47,248
Tacoma Metropolitan Park District GO, 5.00%, 12/01/24	375	447,491
Washington State University RB
5.00%, 04/01/24	70	81,572
5.00%, 10/01/24	80	94,781
Whatcom County School District No. 503 Blaine GO, 5.00%, 12/01/24 (GTD)	25	29,741

		6,466,754

West Virginia — 0.9%
State of West Virginia GO
Series A, 0.00%, 11/01/24 (NPFGC)(a)	55	52,245
Series A, 5.00%, 06/01/24	345	405,075
Series A, 5.00%, 12/01/24	25	29,846
Series B, 5.00%, 06/01/24	20	23,483
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/24	275	323,974
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/24	145	170,108
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/24	150	176,116

		1,180,847

Wisconsin — 2.2%
City of Madison WI GO, Series A, 4.00%, 10/01/24	165	187,983
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	35	41,554
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/26 (PR 06/01/24)	60	70,272
Series 1, 5.00%, 06/01/24	85	99,552
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/24	115	135,240
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	275	327,261
Series 2, 5.00%, 11/01/24	520	618,821
Series A, 5.00%, 05/01/24	70	82,022

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin RB, Series A, 5.00%, 05/01/24	$510	$597,128
Wisconsin Department of Transportation RB
5.00%, 07/01/24	300	353,370
Series 1, 5.00%, 07/01/24	180	212,022
Series 2, 5.00%, 07/01/24	40	47,116
Series A, 5.00%, 07/01/24	55	64,785

		2,837,126

Total Municipal Debt Obligations — 98.8% (Cost: $125,355,440)		129,288,735

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.81%(d)(e)	189	189,376

Total Short-Term Investments — 0.1% (Cost: $189,340)		189,376

Total Investments in Securities — 98.9% (Cost: $125,544,780)		129,478,111

Other Assets, Less Liabilities — 1.1%		1,443,514

Net Assets — 100.0%		$130,921,625

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	210	(21)	189	$189,376	$2,158	$(3)		$15

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$129,288,735	$—	$129,288,735
Money Market Funds	189,376	—	—	189,376

	$189,376	$129,288,735	$—	$129,478,111

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Portfolio Abbreviations — Fixed Income (continued)

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding